Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Tel: +1.215.963.5000

Fax: +1. 215.963.5001

www.morganlewis.com

February 12, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Bishop Street Funds Post-Effective Amendment No. 44 (File No. 033-80514) and Amendment No. 45 (File No. 811-08572) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, Bishop Street Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 44 and, under the Investment Company Act of 1940, as amended, Amendment No. 45 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing one new series to the Trust: Bishop Street Short-Duration Bond Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5620.

Sincerely,

/s/ Leon E. Salkin
Leon E. Salkin